EQUITY - Ordinary Shares (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	May 20, 2022 USD ($) shares	Apr. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Apr. 25, 2024
EQUITY
Number of shares authorized | shares			400,000,000	400,000,000	400,000,000
Par value per share | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued | shares			39,353,365	39,353,365	31,857,802
Number of shares outstanding | shares			39,339,960	39,339,960	31,826,549
Number of votes per share | Vote			1	1
Dividends declared | $			$ 0	$ 0	$ 0
Over-Allotment Option [Member]
EQUITY
Net proceeds from issuance | $			$ 49,350
ADS
EQUITY
Entity Listing, Depository Receipt Ratio			1	1		1
ADS | IPO [Member]
EQUITY
Number of shares issued | shares		6,000,000
Offering price | $ / shares		$ 6
Entity Listing, Depository Receipt Ratio		1
Gross proceeds from issuance | $		$ 36,000
Net proceeds from issuance | $		$ 33,705
ADS | Over-Allotment Option [Member]
EQUITY
Number of shares issued | shares	772,091		340,909
Gross proceeds from issuance | $				$ 52,500
Net proceeds from issuance | $	$ 4,285
Employee Stock Option
EQUITY
Shares reserved for future transfer for employees exercise share options | shares			13,405	13,405	31,253